CONDENSED STATEMENT OF CASH FLOWS	6 Months Ended
Jun. 30, 2021 USD ($)
Cash flow from operating activities:
Net income	$ 1,703,990
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned in Trust Account	(16,316)
Change in fair value of warrant liability	(3,327,749)
Transaction costs allocable to warrant liability	832,378
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(761,845)
Accounts payable and accrued expenses	486,524
Net cash used in operating activities	(1,083,018)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(316,250,000)
Net cash used in investing activities	(316,250,000)
Cash flows from financing activities:
Proceeds from sale of Units, net of underwriting discounts paid	309,925,000
Proceeds from sale of Private Placement Warrants	8,975,000
Proceeds from promissory note - related party	150,000
Repayment of promissory note - related party	(250,000)
Payments of deferred offering costs	(363,379)
Net cash provided by financing activities	318,436,621
Net Change in Cash	1,103,603
Cash ? Beginning	25,000
Cash ? Ending	1,128,603
Non-Cash investing and financing activities:
Initial classification of Class A common stock shares subject to possible redemption	302,376,840
Change in value of Class A common stock shares subject to possible redemption since initial classification	20,281,807
Deferred underwriting fee payable	11,068,750
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities	$ 22,818,749